Securities Act File No. 2-85370

Investment Company Act File No. 811-3807

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 54	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 52	☒

(Check appropriate box or boxes)

SUNAMERICA MONEY MARKET
FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Copy to:

Kathleen D. Fuentes General Counsel SunAmerica Asset Management, LLC Harborside 5 185 Hudson Street, Suite 3300 Jersey City, NJ 07311	Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 - 6099
(Name and Address for Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

          ☒     immediately upon filing pursuant to paragraph (b)

          ☐      On (date) pursuant to paragraph (b)

          ☐      60 days after filing pursuant to paragraph (a)(1)

          ☐      on (date) pursuant to paragraph (a)(1)

          ☐      75 days after filing pursuant to paragraph (a)(2)

          ☐      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          ☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 54 to the Registration Statement of SunAmerica Money Market Funds, Inc. (the “Registrant”) on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 53 on Form N-1A filed on April 28, 2017.  This PEA No. 54 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 53 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 22nd day of May, 2017.

SUNAMERICA MONEY MARKET FUNDS, INC.

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ John T. Genoy	President
John T. Genoy	(Principal Executive Officer)	May 22, 2017

/s/ Gregory R. Kingston	Treasurer
Gregory R. Kingston	(Principal Financial and Accounting Officer)	May 22, 2017

*
Richard W. Grant	Director	May 22, 2017

*
Stephen J. Gutman	Director	May 22, 2017

*
Dr. Judith L. Craven	Director	May 22, 2017

*
William F. Devin	Director	May 22, 2017

*
Peter A. Harbeck	Director	May 22, 2017

*By:	/s/ Kathleen D. Fuentes	May 22, 2017
Kathleen D. Fuentes
Attorney-in-Fact

*                      Pursuant to a Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase